BMW Vehicle Owner Trust 2014-A

Accrued Interest Date:	12/28/15	Collection Period Ending:	12/31/15
Current Payment Date:	1/25/16	Period:	15

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,063,540,711.84	$565,932,428.96	$537,505,946.52

Yield Supplement Overcollateralization	$37,899,654.20	$15,391,558.52	$14,309,888.45

Adjusted Pool Balance	$1,025,641,057.64	$550,540,870.44	$523,196,058.07

Reserve Account	$2,564,102.64	$2,564,102.64	$2,564,102.64

Overcollateralization	$25,641,057.64	$25,641,026.44	$25,641,026.44

Notes				Ratio

Class A-1 Notes	$244,400,000.00	-	-	0.0%

Class A-2 Notes	$315,000,000.00	$84,299,844.00	$56,955,031.63	11.4%

Class A-3 Notes	$320,000,000.00	$320,000,000.00	$320,000,000.00	64.3%

Class A-4 Notes	$120,600,000.00	$120,600,000.00	$120,600,000.00	24.2%
	$1,000,000,000.00	$524,899,844.00	$497,555,031.63	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$1,354,184.22
Servicer Advances	70,203.23

Servicer Advance Reimbursement	76,293.79

Administrative Purchase Payment	0.00

Warranty Purchase Payment	3,559.37

Recoveries	2,270.45

Investment Earnings from Reserve Account	217.79

Investment Earnings from Collection Account	0.00

Total Available Interest	$1,354,141.27

Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$18,212,832.17

Receipts of Pre-Paid Principal	9,943,946.72

Liquidation Proceeds	114,498.22

Administrative Purchase Payment	0.00

Warranty Purchase Payment	73,925.42

Total Available Principal	$28,345,202.53

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$29,699,343.80

Distributions:

Servicing Fees	$471,610.36

Non-recoverable Servicer Advance Reimbursement	8,982.59

Noteholder's Accrued and Unpaid Interest	446,649.10

Priority Principal Distribution to Noteholder's	1,703,785.93

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	25,641,026.44

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	1,427,289.38

Total Distributions	$29,699,343.80

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$565,932,428.96

Monthly Principal Received

Regular Principal Received	$18,212,832.17

Prepaid Principal Received	9,943,946.72

Liquidation Proceeds	114,498.22

Principal Balance Allocable to Gross Charge-offs	81,279.91

Principal Portion of Repurchased Receivables	73,925.42

Total Monthly Principal Amounts	$28,426,482.44

Ending Receivable Principal Balance	$537,505,946.52

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.19000%	$0.00	0.00
Class A-2 Notes			0.53000%	$37,232.43	0.12
Class A-3 Notes			0.97000%	$258,666.67	0.81
Class A-4 Notes			1.50000%	$150,750.00	1.25
				$446,649.10

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	$84,299,844.00	$27,344,812.37	$56,955,031.63	86.81	0.18
Class A-3 Notes	$320,000,000.00	-	$320,000,000.00	0.00	1.00
Class A-4 Notes	$120,600,000.00	-	$120,600,000.00	0.00	1.00
	524,899,844.00	27,344,812.37	497,555,031.63

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	15,391,558.52
Beginning Period Amount	15,391,558.52
Current Distribution Date Required Amount	14,309,888.45
Current Period Release	1,081,670.07
Ending Period Amount	14,309,888.45

Reserve Account

Beginning Period Required Amount	$2,564,102.64
Beginning Period Amount	2,564,102.64
Net Investment Earnings	217.79
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	2,564,102.64
Release to Depositor	217.79
Ending Period Amount	$2,564,102.64

Overcollateralization

Beginning Period Overcollateralization Amount	$25,641,026.44

Target Overcollateralization Amount	$25,641,026.44

Ending Period Over Collateralization Amount	$25,641,026.44

Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		30,342	29,484
Weighted Average Remaining Term		38.30	37.45
Weighted Average Annual Percentage Rate		2.87%	2.87%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	138	$3,567,889.35	0.66%
60-89 Days	16	374,841.83	0.07%
90-119 Days	7	153,574.63	0.03%
120+ Days	11	303,689.75	0.06%

Total 30+ Days Past Due as of the end of the current period	172	$4,399,995.56	0.82%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.74%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.62%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.73%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		18	539,414.04
Ending Period Repossessed Receivables Balance		17	509,414.11

Principal Balance of 90+ Day Repossessed Vehicles		0	0.00

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		6	81,279.91
Recoveries		5	2,270.45
Net Write-Offs			79,009.46
Cumulative Net Write-offs		94	$1,432,319.15
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.26%
Charge Off Rate **			0.13%
Avg of Net Write-offs ***			$15,237.44

Historical Loss Information

Write-offs as of the end of the Prior Period		Units	Dollar Amount
Gross Principal Write-offs		8	120,818.36
Recoveries		7	13,635.83
Net Write-Offs			107,182.53
Cumulative Net Write-offs		88	$1,353,309.69
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.23%
Charge Off Rate **			0.13%
Avg of Net Write-offs ***			$15,378.52

Write-offs as of the end of the 2nd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		8	95,722.18
Recoveries		4	1,061.66
Net Write-Offs			94,660.52
Cumulative Net Write-offs		80	$1,246,127.16
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.21%
Charge Off Rate **			0.12%
Avg of Net Write-offs ***			$15,576.59

Write-offs as of the end of the 3rd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		13	172,444.88
Recoveries		5	3,572.27
Net Write-Offs			168,872.61
Cumulative Net Write-offs		72	$1,151,466.64
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.18%
Charge Off Rate **			0.11%
Avg of Net Write-offs ***			$15,992.59

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Begining Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.